Disclosure of detailed information about trade and other receivables explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade receivables	$ 119,055	$ 85,386
Embedded derivatives - provisional pricing	17,427	12,538
Statutory receivables	13,961	43,808
Receivable from joint venture partners	2,808	0
Other receivables	2,271	10,835
Total current trade and other receivables	155,522	152,567
Taxes receivable	14,394	12,424
Receivable from joint venture partners	16,414	18,681
Other receivables	1,651	1,543
Trade and other non-current receivables	32,459	32,648
Trade and other receivables	$ 187,981	$ 185,215